Provisions, income tax liabilities and other liabilities - Reconciliation of Net Amount Recognized in Respect of Pension and Other Post-employment Benefit Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses/(gains) due to changes in financial assumptions	€ (268)	€ (382)	€ 201
Pre-funded obligations (see Note D.7.)	(177)	(155)	(77)
Obligations provided for	7,219	7,353	6,883	€ 7,198
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	3,672	3,445
Current service cost	218	199	231
Interest (income)/cost	57	83	70
Plan amendments, curtailments or settlements not specified in the terms of the plan	(206)	(195)	(18)
Administration costs and taxes paid during the period	14	7	8
Contributions from plan members	7	6	6
Net obligation	3,319	3,671	3,445
Pre-funded obligations (see Note D.7.)	(177)	(155)	(77)
Expense/(gain) recognized directly in profit or loss	76	88	285
End of period	3,320	3,672	3,445
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	267	377	(201)
Expense/(gain) for the period	343	465	84
Pensions and other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	13,322	12,055	13,012
Current service cost	218	199	231
Interest (income)/cost	194	293	260
Actuarial losses/(gains) due to changes in demographic assumptions	41	(61)	204
Actuarial losses/(gains) due to changes in financial assumptions	946	1,481	(841)
Actuarial losses/(gains) due to experience adjustments	(24)	(119)	(14)
Plan amendments, curtailments or settlements not specified in the terms of the plan	(945)	(259)	(96)
Plan settlements specified in the terms of the plan	75	78	83
Benefits paid	(545)	(504)	(647)
Changes in scope of consolidation and transfers	(12)	13	(46)
Currency translation differences	(443)	302	75
End of period	12,677	13,322	12,055
Pensions and other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	(9,651)	(8,610)	(9,106)
Interest (income)/cost	(138)	(211)	(190)
Plan amendments, curtailments or settlements not specified in the terms of the plan	(739)	(64)	(78)
Plan settlements specified in the terms of the plan	75	78	83
Changes in scope of consolidation and transfers	0	0	6
Currency translation differences	326	(267)	(39)
Difference between actual return and interest income on plan assets	696	926	(450)
Administration costs and taxes paid during the period	(14)	(7)	(8)
Contributions from plan members	6	6	6
Employer’s contributions	490	250	392
Benefits paid	(469)	(470)	(510)
End of period	(9,358)	(9,651)	(8,610)
Pensions and other post-employment benefits | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	1	0
End of period	1	1	0
Provisions for pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Obligations provided for	3,497	3,827	3,522	€ 3,959
Provisions for pensions and other post-employment benefits | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Obligations provided for	€ 3,497	€ 3,827	€ 3,522